Fresh-Start Reporting (Reorganization Value Narrative) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Fresh-start reporting criteria, maximum voting shares of predecessor receiving voting shares of successor (percent)	50.00%
Business enterprise value	$ 10,500
Discount rate used to determine enterprise value (percent)	7.00%
Successor
Business enterprise value	$ 10,500
Vistra Energy reorganization value of assets	$ 15,161